Note 15 - Inventories, Net - Components of Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Classes of current inventories [abstract]
Finished goods	$ 691,922	$ 968,329
Goods in process	417,097	612,888
Raw materials	143,558	221,954
Supplies	488,802	486,411
Goods in transit	158,929	194,015
Inventories, Gross	1,900,308	2,483,597
Allowance for obsolescence, see note 24 (i)	(263,635)	(217,717)
Total current inventories	$ 1,636,673	$ 2,265,880